SHARE CAPITAL - Share Based Payments - Share Purchase Options - Weighted Average Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL
Risk-free interest rate	0.50%	0.50%
Expected volatility	46.00%	45.00%
Expected life	3	3
Expected dividend yield	0.80%	1.10%
Weighted-average common share price	$ 5.25	$ 4.78
Weighted average remaining contractual life	2 years 5 months 15 days	2 years 8 months 23 days